OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Mark-to-market swaps valuation:
Deferred operating cost and charterhire revenue	$ 8,206	$ 1,044
Dividends payable	16,762	5,032
Other	14,485	8,379
Other current liabilities	121,529	62,282
Currency swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	1,322	223
Equity swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	70,804	40,141
Energy Related Derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue	$ 9,950	$ 7,463